Discontinued Operations - Additional Information (Detail)	Jun. 30, 2020
Segment Discontinued Operations [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations[LineItems]
Disposal group, Including discontinued operation, Description and timing of disposal	As of June 30, 2020 all the contracts had been executed and the division had ceased operation